SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of incentives paid to investors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Incentives paid to:
New investors	¥ 92,696	¥ 89,776	¥ 69,150
Returning investors	353,297	206,380	100,000
Total incentives paid to investors	¥ 445,993	¥ 296,156	¥ 169,150